Advances to and Investments in Unconsolidated Affiliates	12 Months Ended
Dec. 31, 2016
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investments in and Advances to Affiliates, Schedule of Investments [Text Block]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES:
The carrying values of the Partnership’s investments in unconsolidated affiliates as of December 31, 2016 and 2015 were as follows:

	December 31,
	2016	2015
Citrus	$1,729	$1,739
AmeriGas	82	80
FEP	101	115
MEP	318	660
HPC	382	402
Sunoco LP	1,225	1,380
Others	443	627
Total	$4,280	$5,003

Citrus
ETP owns CrossCountry, which in turn owns a 50% interest in Citrus. The other 50% interest in Citrus is owned by a subsidiary of KMI. Citrus owns 100% of FGT, a natural gas pipeline system that originates in Texas and delivers natural gas to the Florida peninsula.
AmeriGas
In 2012, we received 29.6 million AmeriGas common units in connection with the contribution of our propane operations. During the year ended December 31, 2014, we sold 18.9 million AmeriGas common units for net proceeds of $814 million. As of December 31, 2016, the Partnership’s remaining interest in AmeriGas common units consisted of 3.1 million units held by a wholly-owned captive insurance company and is reflected in the all other segment.
FEP
We have a 50% interest in FEP which owns an approximately 185-mile natural gas pipeline that originates in Conway County, Arkansas, continues eastward through White County, Arkansas and terminates at an interconnect with Trunkline Gas Company in Panola County, Mississippi. Our investment in FEP is reflected in the interstate transportation and storage segment.
MEP
We own a 50% interest in MEP, which owns approximately 500 miles of natural gas pipeline that extends from Southeast Oklahoma, across Northeast Texas, Northern Louisiana and Central Mississippi to an interconnect with the Transcontinental natural gas pipeline system in Butler, Alabama. Our investment in MEP is reflected in the interstate transportation and storage segment. The Partnership evaluated its investment in MEP for impairment as of September 30, 2016, based on FASB Accounting Standards Codification 323, Investments - Equity Method and Joint Ventures. Based on commercial discussions with current and potential shippers on MEP regarding the outlook for long-term transportation contract rates, the Partnership concluded that the fair value of its investment was other than temporarily impaired, resulting in a non-cash impairment of $308 million during the year ended December 31, 2016.
HPC
We own a 49.99% interest in HPC, which, through its ownership of RIGS, delivers natural gas from northwest Louisiana to downstream pipelines and markets through a 450-mile intrastate pipeline system. Our investment in HPC is reflected in the intrastate transportation and storage segment.
Sunoco LP
Effective July 1, 2015, ETE acquired 100% of the membership interests of Sunoco GP, the general partner of Sunoco LP, and all of the IDRs of Sunoco LP from the Partnership. As a result, the Partnership deconsolidated Sunoco LP, and its remaining investment in Sunoco LP is accounted for under the equity method. As of December 31, 2016, the Partnership’s interest in Sunoco LP common units consisted of 43.5 million units, representing 44.3% of Sunoco LP’s total outstanding common units, and is reflected in the all other segment.
Summarized Financial Information
The following tables present aggregated selected balance sheet and income statement data for our unconsolidated affiliates, AmeriGas, Citrus, FEP, HPC, MEP and Sunoco LP (on a 100% basis) for all periods presented:

	December 31,
	2016	2015
Current assets	$2,109	$1,646
Property, plant and equipment, net	13,355	12,611
Other assets	6,557	5,485
Total assets	$22,021	$19,742

Current liabilities	$2,547	$1,517
Non-current liabilities	12,899	10,428
Equity	6,575	7,797
Total liabilities and equity	$22,021	$19,742

	Years Ended December 31,
	2016	2015	2014
Revenue	$19,207	$20,961	$4,925
Operating income	933	1,620	1,071
Net income	196	894	577
In addition to the equity method investments described above we have other equity method investments which are not significant to our consolidated financial statements.